12. Financial Instruments (Details 1) - CAD	6 Months Ended	12 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Mar. 31, 2014
Investments, All Other Investments [Abstract]
Balance at beginning of period	CAD 364,878	CAD 0	CAD 0
Additions to derivative instruments, recognized in earnings as professional fees	0	240,000	0
Additions to derivative instruments as a result of issuance in settlement of debt	0	2,060	0
Additions to derivative instruments as a result of issuance of units	0	6,213	0
Derivative instruments exercised	(16,213)	(32,675)	0
Change in fair market value, recognized in operations as professional fees	0	149,280	0
Balance at end of period	CAD 348,665	CAD 364,878	CAD 0